COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $63.9 million and $33.6 million at September 30, 2025, and December 31, 2024, respectively. Substantially all commitments outstanding as of September 30, 2025, are expected to be settled during 2025 and 2026.

Other commitments

The Company purchases certain property, plant, and equipment using seller-provided installment financing with payment terms extending to 24 months. As of September 30, 2025, and December 31, 2024, the Company recorded $0.0 (zero) million and $1.3 million, respectively, in Accounts payable for amounts due using seller-provided installment financing.

The Company had outstanding letters of credit amounting to $7.1 million and $2.3 million as of September 30, 2025, and December 31, 2024, respectively.

In the normal course of business with customers, vendors and others, the Company has entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees which totaled $180.5 million and $165.4 million as of September 30, 2025, and December 31, 2024, respectively. The Company has also entered into cash margin guarantees totaling $8.7 million and $4.2 million at September 30, 2025, and December 31, 2024, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on the Company’s consolidated financial statements.

Legal proceedings

The Company is involved in certain legal proceedings which arise in the ordinary course of business and the outcomes of which are currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company’s management currently believes that it is not required to recognize a provision because they are not probable or reasonably estimable and any impacts are not expected to have a material impact on the Company’s business, financial condition, results of operations, or liquidity.